Significant accounting policies - Intangible assets (Details)	Dec. 31, 2024
License of copyright
Significant accounting policies
Estimated useful lives (in years)	2 years
Purchased software | Minimum
Significant accounting policies
Estimated useful lives (in years)	2 years
Purchased software | Maximum
Significant accounting policies
Estimated useful lives (in years)	3 years
Trademark
Significant accounting policies
Estimated useful lives (in years)	2 years
Brands
Significant accounting policies
Estimated useful lives (in years)	10 years
Channel relations
Significant accounting policies
Estimated useful lives (in years)	6 years